Annual Total Returns - Fidelity Freedom® 2025 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2025 Fund - Fidelity Freedom 2025 Fund - Retail Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(2.65%)
Annual Return 2012	13.15%
Annual Return 2013	16.50%
Annual Return 2014	5.63%
Annual Return 2015	(0.16%)
Annual Return 2016	7.47%
Annual Return 2017	16.82%
Annual Return 2018	(5.87%)
Annual Return 2019	19.45%
Annual Return 2020	14.65%